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Gina M. Butch Paralegal (860) 723-2274 Fax: (860) 723-2215 February 23, 2005 Securities and Exchange Commission 450 Fifth Street, N.W. Washington, DC 20549
Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C
Prospectus Title: IRA & SEP - Individual Deferred Variable Annuity Contracts for Individual Retirement Annuities (Section 408(b)) and Simplified Employee Pension Plans (Section 408(k))
File Nos.: 33-75988* and 811-02513
Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act") this is to certify that the Contract Prospectus Supplement and Statement of Additional Information Supplement contained in Post-Effective Amendment No. 34 to the Registration Statement on Form N-4 ("Amendment No. 34") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 34 which was declared effective on February 21, 2005. The text of Amendment No. 34 was filed electronically on February 15, 2005.

If you have any questions regarding this submission, please contact the undersigned at (860) 723-2274.

Sincerely,

/s/ Gina M. Butch

Gina M. Butch

* Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in prospectuses relating to the securities covered by the following earlier Registration Statements: 33-75972; 33-76024; and
33-89858.

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation